December 5, 2019

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds U.S. Government Money Market Fund

File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 29, 2019 of Registrant’s Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary